Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Investments, All Other Investments [Abstract]
Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	316,464	316,464	298,898	298,898
Logitel contingent consideration (see below)	Level 3	(15,292)	(15,292)	(21,448)	(21,448)
Derivative instruments (note 7)
Interest rate swap agreements	Level 2	(194,252)	(194,252)	(216,488)	(216,488)
Cross currency swap agreements	Level 2	(140,557)	(140,557)	(120,503)	(120,503)
Foreign currency forward contracts	Level 2	(10,150)	(10,150)	(11,268)	(11,268)

Other:
Long-term debt - public (note 5)	Level 1	(669,277)	(637,129)	(689,157)	(656,899)
Long-term debt - non-public (note 5)	Level 2	(1,992,685)	(1,974,978)	(1,746,866)	(1,743,378)

Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the three and six months ended June 30, 2015 and 2014 are as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2015	2014	2015	2014
	Asset (Liability)		Asset (Liability)
	$	$	$	$
Balance at beginning of period	(21,562)	—	(21,448)	—
Settlement of liability	3,540	—	3,540	—
Adjustment to liability (note 12b)	2,569	—	2,569	—
Unrealized gain included in Other income - net	161	—	47	—

Balance at end of period	(15,292)	—	(15,292)	—

Summary of Partnership's Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	June 30, 2015	December 31, 2014
			$	$
Direct financing leases	Payment activity	Performing	20,100	22,458